Average Annual Total Returns{- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2045 Fund - Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2045 Fund - Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2045 Fund - Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0390 Past 1 year	F0390 Since Inception
Total	16.40%	13.73%	[1]	13.64%	11.87%	[1]	10.73%	10.32%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018